Schedule of Assumed Health Care Cost Trend Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	8.00%	7.50%
Rate to which the cost trend rate gradually declines	5.00%	5.00%
Year the rate reaches the ultimate rate	2019	2017